Depreciation, Amortization, and Impairment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Depreciation, Amortization, and Impairment

Note 30 – Depreciation, Amortization, and Impairment

a.	Depreciation and amortization

The amounts corresponding to charges to results for depreciation and amortization for the years ended December 31, 2018, 2017 and 2016, are detailed below:

		For the years ended December 31,
		2018	2017	2016
	Notes	MCh$	MCh$	MCh$
Depreciation of property, plant and equipment	13	(20,659)	(19,370)	(13,834)
Amortization of intangible assets	12	(66,158)	(62,475)	(49,858)

Totals		(86,817)	(81,845)	(63,692)

b.	Impairment:

For the years ended December 31, 2018 and 2017, the composition of this item is as follows:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$
Impairment of financial investments available-for-sale		—	—
Impairment of financial investments held-to-maturity		—	—
Subtotal financial assets	—	—	—
Impairment of property, plant and equipment (1)	(28)	(27)	(351)
Impairment of goodwill and intangibles	—	—	—
Subtotal Non-financial assets	(28)	(27)	(351)

Totals	(28)	(27)	(351)

(1)

Corresponds to impairment for due to technological obsolescence caused by the current regulations (Decree N°222 of October 30, 2013 of the Ministry of the Interior and Public Security) applied to ATMs, which is in accordance with stipulated by IAS 36 Impairment of assets.

The Bank has defined two CGUs: CGU Chile (Itaú Corpbanca and its Chileans subsidiaries and subsidiary allocated in New York) and CGU Colombia (Itaú Corpbanca Colombia and its subsidiaries and Itaú Corredores de Seguros S.A.). These CGUs were defined based on their main geographic areas. Their cash flow generation and performance are analyzed separately by Top management because their contributions to the consolidated entity may be identified independently. It is worth mentioning that these CGUs are consistent with the Bank’s operating segments (see Note 4).

Book Value of these CGUs is as follows:

CGU	As of December 31,
	2018	2017
	MCh$	MCh$
Chile	2,600,114	2,563,799
Colombia	843,943	864,958

1.	Allocation of goodwill

The Goodwill generated in the reverse acquisition mentioned in Note 1, section “General information background of Itaú Corpbanca and subsidiaries” was allocated in the following manner to the two identified CGUs[2]:

Goodwill	As of December 31,
	2018	2017
	MCh$	MCh$
Chile	904,868	904,868
Colombia	230,524	221,795

2.	Methodology used by the Bank

Consistent with the prior year, the recoverable amounts of CGU Chile and CGU Colombia have been determined using the dividend discount model. This methodology considers the cash flows that would be generated by dividends distributed to shareholders with at perpetuity, discounted to their cost of capital rate as of the valuation date. Therefore, the economic value of equity can be estimated using cash flow projections derived from financial budgets and other assumptions approved by management.

In testing goodwill for impairment, management considered different sources of information, including:

•	Historical information existing for both Banks post-merger and, if relevant, pre-merger. Historical information for events assessed as one-time and non-recurring was excluded.

•	Assumptions approved by management.

•	Information from external sources such as analyst reports, regulators, central Banks and press releases.

•	Observable market information such as rate curves, inflation and growth projections.

•	The competitive strategy defined for both Banks.

The projected funding structure and its impact on the Bank’s capital requirements and internal policy

3.	Key assumptions used in calculating the recoverable amount.

The key assumptions used in calculating recoverable amount, defined as those variables to which the calculation is more sensitive, are presented below:

			As of December 31,
			2018		2017
			Chile	Colombia	Chile	Colombia
Perpetuity rate	(	%)	5.20	6.50	5.20	6.50
Projected inflation rate	(	%)	3.00	3.00	2.80 – 3.00	3.00 – 3.40
Discount rate	(	%)	10.59	11.99	10.50	11.50
Loans growth	(	%)	9.65 – 11.10	8.60- 10.40	8.40 – 9.90	6.20 – 13.40
Solvency index limit	(	%)	12.50 – 14.70	11.50 – 4.00	10.00 – 12.00	9.00 – 10.80

[2]

Goodwill generated by the acquisition of a business abroad (Colombia case) is expressed in the functional currency of the aforementioned business (Colombian peso), converted at the closing exchange rate (exchange rate COP to CLP for the purpose of accounting registration. In Chile in accordance with IAS 21 “Effects of Changes in Exchange Rates of the Foreign Currency”. (See Note 13).

i.	Period of Projection and Perpetuity

When performing the goodwill impairment in 2018, cash flow projections are prepared for a period of 5 years from 2019 to 2023. After this period, the present value of cash flows for the year 2023 are calculated, projected to perpetuity using GDP growth rates expected for the markets in which the aforementioned CGUs operate.

In 2017, management defined to project 6 years as it was consistent with the time needed to deploy the Corporate Integration plan, whose objective was to better capture the opportunities for creating value for the Bank. In this way, the strategy being implemented implied, in addition to the changes in the managerial staff and the operating models of both Banks, the change towards a new product mix, customer segmentation and medium and long-term objectives, consistent with the vision of becoming the third largest Bank in Chile.

This transformation involved certain costs and other economic efforts in order to harness synergies starting in 2018.

ii.	Loans and deposits

Loans were projected considering an increase of around 10.43% per year in Chile and 9.42% in Colombia. Anticipated changes in the product mix were also modeled for both countries. The deposit portfolio was projected using target reciprocity.

iii.	Income

Interest income and commissions were estimated based on the sensitivities of GDP growth and the effects of inflation with respect to the Banking industry (both in Chile and Colombia), which resulted in the projected growth rate based on the mix of products (consumer, housing and commercial placements) and in the market share objective proposed by the administration.

iv.	Costs of funding

The cost projections are mainly determined based on demand deposits and term deposits balances, considering an annual average ratio of 3.2% for Chile and 4.3% for Colombia.

v.	Discount rate

Estimated as the discount rate of the Cost of Capital (Ke) in local currency, which was used to discount the cash flows of each CGU. This calculation considers a premium for the risk of the country for each CGU.

vi.	Perpetuity rate

The perpetuity growth rates are aligned with the growth of the economy in both jurisdictions. Consequently, these were built considering local inflation and GDP growth projections

vii.	Dividend payment

The payment of dividends was made by maximizing the cash flows of the shareholder taking as a restriction that the solvency indicator (ratio of technical equity with risk-weighted assets) does not fall below the minimum limits required by the regulatory entities. In this way, a dividend for the CGU of Chile of 40% for the first 5 years and 50% in perpetuity was considered; and for the CGU Colombia of 50% and 55% respectively.

4. Outcome of impairment testing

As a result of the impairment testing process described above, management concludes that the recoverable amount of the CGUs exceeds their carrying amount, as shown in the following table:

			As of December 31,
			2018		2017
			Chile	Colombia	Chile	Colombia
Recoverable Amount / Carrying Value	(	%)	113.00	102.90	118.30	102.00

Consequently, management has not identified an impairment impact that has to be recognized in the financial statements.

5. Uncertainty and sensitivity of calculation to changes in key assumptions

The estimates and judgments included in the calculations of recoverable amount are based on historical experience and other factors, including management’s expectations of future events considered reasonable based on current circumstances. However, the assumptions used are subject to a large degree of uncertainty and actual future results could differ from projections. For example:

•	The Bank considers that the operational integration of the Banks in Chile will be completed in 2019.

•	The model for estimating the recoverable amount of the Colombian CGU assumed a recovery of the business from 2019 onward.

•	This, together with other measures, will result in growth of the various loan portfolios above industry averages.

The Bank has sensitized discount and growth rates at perpetuity separately for CGU Colombia so that the Recoverable Amount (AR) of CGU Colombia is equal to its Carrying Amount (CA):

			As of December 31,
			2018	2017
Discount rates	(	%)	12.21	11.60
Perpetuity growth rate	(	%)	6.29	6.40

Management has considered and analyzed possible reasonable changes in key assumptions and has not identified other situations in which the Carrying Amount exceeds the Recoverable Amount.

Additionally, the ranges of the discount and growth rates in perpetuity of the CGU Colombia have been sensitized, separately, in both cases of 60 basis points

			As of December 31,
			2018	2017
Discount rates	(	%)	11.99	11.50
Range	(	%)	11.39 – 12.59	10.90 – 12.10
Range (RA/CV)	(	%)	93.01 – 118.21	91.80 – 115.00

Perpetuity growth rate	(	%)	6.50	6.50
Range	(	%)	5.90 – 7.10	5.90 – 7.10
Range (RA/CV)	(	%)	94.72 – 116.05	91.50 – 115.40

6. Reconciliation of before and after taxes

The Bank has used the cost of own capital (Ke) rate as a discount rate in its calculation of the recoverable amount, a rate that is observable after taxes. The following table shows the effect of considering the flows and the discount rate before taxes.

			As of December 31,
			2018		2017
			Chile	Colombia	Chile	Colombia
Discount rates	(	%)	13.22	18.08	12.78	17.93
Recoverable amount/Carrying value	(	%)	126.50	111.90	150.50	118.06